Schedule of Outstanding Shares of Potentially Dilutive Securities (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	17,495,433		16,375,911		7,742,942
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount					5,950,673
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	92,211		92,211		92,211
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	589,192	[1]	686,880	[1],[2]	1,700,058	[2]
SPAC Public and Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	13,458,750	[3]	13,458,750	[3],[4]		[4]
Equity Share Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,108,070		2,108,070
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	30,000		30,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,217,210

[1]	Includes 6,772 stock options as of December 31, 2025 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 8 - Stock-based Compensation “).
[2]	Includes 6,772 stock options as of December 31, 2024, that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 14 - Stock-based Compensation “).
[3]	The SPAC public and private placement warrants were outstanding at CSLM Holding, Inc. prior to the business combination and were classified as equity and included in APIC in CSLM’s historical financial statements. The warrants became exercisable for shares of Fusemachines Inc. common stock 30 days after the consummation of the business combination and were excluded from diluted net loss per share as their inclusion would have been antidilutive.
[4]	The SPAC public and private placement warrants were outstanding at CSLM Acquisition Corp. prior to the business combination and were classified as equity and included in APIC in CSLM’s historical financial statements. The warrants became exercisable for shares of Fusemachines Inc. common stock 30 days after the consummation of the business combination and were excluded from diluted net loss per share as their inclusion would have been antidilutive